Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables by due date (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Current receivables from financing activities	€ 2,296	€ 37
Non-current receivables from financing activities	1,347	425
Receivables from financing activities	3,643	462
Current other receivables	2,679	504
Non-current other receivables	2,122	904
Other receivables	4,801	1,408
Current derivative operating assets	641	115
Non-current derivative operating assets	114	34
Derivative operating assets	755	149
Current trade and other receivables	5,616	656
Non-current trade and other receivables	3,583	1,363
Total	9,199	2,019
Current tax receivables	285	216	[1]
Non-current tax receivables	105	0	[1]
Tax receivables	390	216
Due between one and five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	923	175
Non-current other receivables	1,773	683
Non-current derivative operating assets	114	34
Non-current trade and other receivables	2,810	892
Non-current tax receivables	74	0
Due beyond five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	424	250
Non-current other receivables	349	221
Non-current derivative operating assets	0	0
Non-current trade and other receivables	773	471
Non-current tax receivables	€ 31	€ 0

[1]	Refer to Note 3, Scope of consolidation